Shares - Common stock issued and outstanding (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued (shares)	34,746,236		36,251,006
Beginning balance, outstanding (shares)	34,746,236		36,251,006
Issued upon exercise of stock options (shares)			295,230
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(589,892)
Retired through Share Purchase Program (shares)	(500,000)		(1,800,000)
Ending balance, issued (shares)	34,923,916		34,746,236
Ending balance, outstanding (shares)	34,334,024		34,746,236
Earnings Per Share [Abstract]
Net loss from continuing operations	(697)		(18,047)
Net (loss) income from discontinued operations	(472)		87,231
Net (loss) income	(1,169)		69,184
Weighted average number of shares outstanding, basic
Weighted average number of common shares (in shares)	35,014,418		36,269,996
Basic per share information
Net loss from continuing operations (in CAD per share)	(0.02)		(0.50)
Net (loss) income from discontinued operations	(0.01)		2.41
Net income (loss) (in CAD per share)	(0.03)		1.91
Dilutive effect of stock options (in shares)	0		342,957
Weighted average number of shares outstanding, diluted
Weighted average number of diluted common shares (in shares)	35,014,418		36,612,953
Diluted per share information
Net loss from continuing operations (in CAD per share)	(0.02)		(0.50)
Net (loss) income from discontinued operations	(0.01)		2.39
Net income (loss) (in CAD per share)	(0.03)		1.89
Share option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (shares)	385,880	[1]	295,230	[1]
Senior executive stock option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (shares)	291,800		0
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (shares)	0
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(589,892)
Ending balance, outstanding (shares)	(589,892)

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))